FINANCE LEASES - Changes in Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes In Finance Lease Liability [Roll Forward]
Beginning balance	$ 151,205	$ 168,708
Additions	0	17,500
Repayments	(32,237)	(44,368)
Interest expense on obligations under finance lease	8,762	9,365
Ending balance	127,730	151,205
Current portion	21,755	23,475
Non-current portion	$ 105,975	$ 127,730